DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2025
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$5,242	3.4	$175
Pay-fixed interest rate swap agreements - securities available for sale	148,895	1.8	6,923
Pay-fixed interest rate swap agreements - installment	100,000	1.4	(824)
Pay-fixed interest rate swap agreements - mortgage	117,000	1.7	(1,186)
Interest rate cap agreements - securities available for sale	40,970	2.3	32
Total	$412,107	1.8	$5,120

Cash flow hedge designation
Interest rate floor agreements - commercial	$450,000	1.8	$4,669
Interest rate cap agreements - short-term funding liabilities	50,000	2.1	46
Total	$500,000	1.8	$4,715

No hedge designation
Rate-lock mortgage loan commitments	$17,180	0.1	$230
Mandatory commitments to sell mortgage loans	24,909	0.1	(32)
Pay-fixed interest rate swap agreements - commercial	683,715	4.5	(3,345)
Pay-variable interest rate swap agreements - commercial	683,715	4.5	3,345
Total	$1,409,519	4.4	$198

	2024
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$5,647	4.4	$361
Pay-fixed interest rate swap agreements - securities available for sale	148,895	2.8	13,265
Pay-fixed interest rate swap agreements - installment	100,000	2.4	77
Pay-fixed interest rate swap agreements - mortgage	147,000	2.2	283
Interest rate cap agreements - securities available for sale	40,970	3.3	334
Total	$442,512	2.6	$14,320

Cash flow hedge designation
Interest rate floor agreements - commercial	$375,000	2.3	$3,642
Interest rate cap agreements - short-term funding liabilities	25,000	3.4	312
Total	$400,000	2.1	$3,954

No hedge designation
Rate-lock mortgage loan commitments	$12,703	0.1	$100
Mandatory commitments to sell mortgage loans	19,874	0.1	62
Pay-fixed interest rate swap agreements - commercial	538,053	5.0	13,325
Pay-variable interest rate swap agreements - commercial	538,053	5.0	(13,325)
Total	$1,108,683	4.9	$162
We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.
We have entered into pay-fixed interest rate swaps and caps to protect a portion of the fair value of a certain fixed rate commercial loan and certain mortgage and installment loans (‘‘Fair Value Hedge – Portfolio Loans’’). As a result, changes in the fair values of the pay-fixed interest rate swaps and caps are expected to offset changes in the fair values of the fixed rate portfolio loans due to fluctuations in interest rates. We record the fair values of Fair Value Hedge – Portfolio Loans in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (a fixed rate commercial loan and certain fixed rate mortgage and installment loans) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – Portfolio Loans. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair values of both the Fair Value Hedge – Portfolio Loans and the hedged items. The related gains or losses are reported in interest income – interest and fees on loans in our Consolidated Statements of Operations. During the second quarter of 2023 we terminated the interest rate cap that was previously hedging certain installment loans. The remaining unrealized gain on this terminated interest cap of $0.12 million as of December 31, 2025 is being amortized into earnings over the original life of the interest rate cap which was February, 2030.
We have entered into pay-fixed interest rate swap and interest rate cap agreements to protect a portion of the fair value of certain securities available for sale (‘‘Fair Value Hedge – AFS Securities’’). As a result, the change in the fair value of the pay-fixed interest rate swap and interest rate cap agreements is expected to offset a portion of the change in the fair value of the fixed rate securities available for sale due to fluctuations in interest rates. We record the fair value of Fair Value Hedge – AFS Securities in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (fixed rate securities available for sale) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – AFS Securities. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value
Hedge – AFS Securities and the hedged item. The related gains or losses are reported in interest income – interest on securities – tax-exempt in our Consolidated Statements of Operations.
We have entered into interest rate floor agreements to manage the variability in future expected cash flows of certain commercial loans (‘‘Cash Flow Hedge – Portfolio Loans’’). We record the fair value of Cash Flow Hedge – Portfolio Loans in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The changes in the fair value of Cash Flow Hedge - Portfolio Loans are recorded in accumulated other comprehensive loss and are reclassified into the line item in our Consolidated Statements of Operations in which the hedged items are recorded in the same period the hedged items affect earnings.
We have entered into an interest rate cap agreement to manage the variability in future expected cash flows of certain short-term funding liabilities (‘‘Cash Flow Hedge – Short-term Funding Liabilities’’). We record the fair value of Cash Flow Hedge – Short-term Funding Liabilities in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The changes in the fair value of Cash Flow Hedge - Short-term Funding Liabilities are recorded in accumulated other comprehensive loss and are reclassified into the line item in our Consolidated Statements of Operations in which the hedged items are recorded in the same period the hedged items affect earnings.
For Cash Flow Hedges, it is anticipated that as of December 31, 2025, $0.9 million will be reclassified from accumulated other comprehensive loss as a reduction to earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2025 is 3.62 years.
Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.
In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate-Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in our Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income may be more volatile as a result of these derivative instruments, which are not designated as hedges.
We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements - commercial with no hedge designation in the table above relate to this program.
We had entered into a no hedge designation pay-variable interest rate swap agreement in an attempt to manage the cost of certain funding liabilities. The changes in fair value of this no hedge pay-variable interest rate swap is recorded in non-interest expense-other in our Consolidated Statements of Operations. This no hedge designation pay-variable interest rate swap agreement matured during the third quarter of 2023.
The following table illustrates the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2025		2024		2025		2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$7,114	Other assets	$14,336	Other liabilities	$2,026	Other liabilities	$350
Interest rate cap agreements	Other assets	78	Other assets	646	Other liabilities	—	Other liabilities	—
Interest rate floor agreements	Other assets	4,669	Other assets	3,642	Other liabilities	—	Other liabilities	—
		11,861		18,624		2,026		350
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	230	Other assets	100	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	—	Other assets	62	Other liabilities	32	Other liabilities	—
Pay-fixed interest rate swap agreements - commercial	Other assets	7,074	Other assets	15,799	Other liabilities	10,419	Other liabilities	2,474
Pay-variable interest rate swap agreements - commercial	Other assets	10,419	Other assets	2,474	Other liabilities	7,074	Other liabilities	15,799
		17,723		18,435		17,525		18,273
Total derivatives		$29,584		$37,059		$19,551		$18,623
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2025	2024	2023		2025	2024	2023		2025	2024	2023
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$(186)	$12	$(98)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities	(6,342)	(2,022)	(4,619)
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	(901)	1,305	(1,305)
Pay-fixed interest rate swap agreements - Mortgage								Interest and fees on loans	(1,469)	2,414	(2,131)
Interest rate cap agreements - securities available for sale	$(302)	$23	$(848)	Interest on securities	$(227)	$(167)	$(262)	Interest on securities	—	(145)	90
Interest rate cap agreements - installment	—	—	—	Interest and fees on loans	—	—	—	Interest and fees on loans	—	—	(14)
Total	$(302)	$23	$(848)		$(227)	$(167)	$(262)		$(8,898)	$1,564	$(8,077)
Cash Flow Hedges
Interest rate floor agreements - commercial	$(612)	$(4,223)	$635	Interest and fees on loans	$(1,861)	$(1,199)	$(175)	Interest and fees on loans	$(1,861)	$(1,199)	$(175)
Interest rate cap agreements - short-term funding liabilities	(324)	(12)	—	Interest expense	(23)	—	—	Interest expense	(23)	—	—
Total	$(936)	$(4,235)	$635		$(1,884)	$(1,199)	$(175)		$(1,884)	$(1,199)	$(175)
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$130	$(73)	$1,229
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(94)	341	(594)
Pay-fixed interest rate swap agreements - commercial								Interest and fees on loans	(16,670)	6,156	(9,894)
Pay-variable interest rate swap agreements -commercial								Interest and fees on loans	16,670	(6,156)	9,894
Pay-variable interest rate swap agreement								Non-interest expense - other	—	—	(12)
Total									$36	$268	$623